UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5785
                                                     ---------------------

                    Colonial Investment Grade Municipal Trust
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                            Vincent Pietropaolo, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-772-3698
                                                           -------------------

                  Date of fiscal year end:  11/30/2004
                                           ------------------

                  Date of reporting period: 05/31/2004
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

COLONIAL INVESTMENT GRADE MUNICIPAL TRUST                      SEMIANNUAL REPORT


MAY 31, 2004

[photo of domed building]



NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

PRESIDENT'S MESSAGE



July 21, 2004

Dear Shareholder:

We are pleased to let you know that FleetBoston Financial Corporation and Bank of America Corporation have merged, effective April 1, 2004. As a result of the merger, Columbia Management Group and your Colonial Investment Grade Municipal Trust became part of the Bank of America family of companies. Looking ahead, we believe this merger will be a real benefit to our shareholders. Preserving and leveraging our strengths, the combined organization intends to deliver additional research and management capabilities, as well as new products. There are no immediate changes planned for fund names, product lines, or customer service contacts.

As you might know, on March 15, 2004, FleetBoston Financial announced an agreement in principle with the staff of the Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG") to settle charges involving market timing in Columbia Management mutual funds. (You may also know that Bank of America came to a similar settlement in principle at the same time.) The agreement requires the final approval of the SEC and the NYAG. This settlement in principle reflects our strong wish to put this regrettable situation behind us. Columbia Management has taken and will continue to take steps to strengthen policies, procedures and oversight to curb frequent trading of Columbia open-end fund shares.

Both your fund's trustees and Columbia Management are committed to serving the interests of our shareholders, and we will continue to work hard to help you achieve your financial goals.

As always, thank you for choosing Colonial Investment Grade Municipal Trust, and for giving us the opportunity to help you build a strong financial future.

Sincerely,


/s/ Thomas C. Theobald              /s/ J. Kevin Connaughton

Thomas C. Theobald                      J. Kevin Connaughton
Chairman, Board of Trustees             President

J. Kevin Connaughton was named president of Colonial Investment Grade Municipal Trust on February 27, 2004.



Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PORTFOLIO MANAGER'S REPORT

[SIDEBAR DATA]:



PRICE PER SHARE
AS OF 05/31/04 ($)

Net asset value         10.91
-----------------------------
Market price             9.69
-----------------------------


SIX-MONTH (CUMULATIVE) TOTAL
RETURN AS OF 05/31/04 (%)

Net asset value         -2.01
-----------------------------
Market price            -5.83
-----------------------------
Lipper General Municipal
Debt Funds (Leveraged)
Category average        -0.58
-----------------------------

All results shown assume reinvestment of distributions.

DISTRIBUTIONS DECLARED
PER COMMON SHARE
12/01/03-05/31/04 ($)

                         0.34
-----------------------------

A portion of the trust's income may be subject to the alternative minimum tax. The trust may at times purchase tax-exempt securities at a discount from their original issue price. Some or all of this discount may be included in the trust's ordinary income, and any market discount is taxable when distributed.

TOP 5 SECTORS
AS OF 05/31/04 (%)

Local general obligations   18.2
--------------------------------
Hospitals                   10.0
--------------------------------
State appropriated           8.5
--------------------------------
Investor owned               6.7
--------------------------------
State general obligations    5.8
--------------------------------


QUALITY BREAKDOWN
AS OF 05/31/04 (%)

AAA                      51.4
-----------------------------
AA                       14.9
-----------------------------
A                         8.8
-----------------------------
BBB                      12.0
-----------------------------
BB                        1.6
-----------------------------
B                         0.3
-----------------------------
CCC                       0.1
-----------------------------
Non-rated                 9.3
-----------------------------
Cash equivalents          1.6
-----------------------------

Sector breakdown is calculated as a percentage of net assets (including auction preferred shares). Quality breakdown is calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc. or Fitch Ratings Ltd.

Because the trust is actively managed, there is no guarantee that the trust will continue to invest in these sectors or maintain this quality breakdown in the future.





For the six-month period ended May 31, 2004, Colonial Investment Grade Municipal Trust returned negative 2.01%, based on investment at net asset value. The trust underperformed its peer group, the Lipper General Municipal Debt Funds (Leveraged) Category, which averaged a negative return of 0.58% for the same period.1

The trust's relatively light exposure to lower quality, higher-yielding bonds resulted in a dividend that was lower than its peer group during the period. Duration was also a factor in the trust's relative underperformance. Duration is a measure, expressed in years, of a bond's sensitivity to changes in interest rates. Overall, the trust's duration was shorter than its peer group, which hurt relative performance when interest rates declined during the first part of the period. We positioned the trust with a shorter duration because we expected a strengthening economy to push interest rates slightly higher and bond prices lower. We made up some, but not all, of the performance shortfall when interest rates moved higher near the end of the period.

The trust's above-average stake in zero coupon municipal bonds also hampered relative returns. Zeroes are bought at a steep discount to face value and appreciate to face value at maturity. They tend to have relatively long durations and do not do well when interest rates rise, which occurred at the end of the period. The market's fairly large supply of zeros also held back their returns.

LEVERAGED POSITIONS PUT A DAMPER ON INVESTOR ENTHUSIASM
For the six-month period ended May 31, 2004, the trust posted an even lower return of negative 5.83%, based on the market price of the stock, as the discount to net asset value widened. As investors began to anticipate that rising short-term interest rates could erode the income the trust earns on its leveraged positions, the shares lost some ground. The trust's preferred shares, issued in 1999, allowed the trust to borrow against its underlying investments. We invested the proceeds from these shares in longer maturity, higher-yielding bonds, while paying out a short-term rate that is influenced by the federal funds rate. The trust earns the difference between the rate paid on the preferred shares and the yield on the longer maturity securities. With the federal funds rate at 1.0%, during this reporting period, the difference was significant and resulted in added income for the trust. However, going forward, if the trend is toward higher interest rates all around, we expect the rate paid on the preferred

-------------
1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the trust.

shares to rise, which could lower the income available to pay the dividend on the common shares.

EMPHASIS ON INCREASING YIELD
Our focus throughout the period was on increasing yield from the trust's investments. We added to our stake in lower-quality municipal bonds with higher yields and reduced bonds, such as zeros, that are geared more toward price appreciation. Some higher-yielding bonds helped performance. Of particular note were securities issued by HealthEast, a Minnesota hospital, and Charter Municipal Mortgage Acceptance Co., a pooled loan program for multi-family housing (0.3% and 0.6% of total investments, respectively).2 Both benefited from credit improvement. We also took advantage of the higher yields offered in the health care and retirement community sectors, raising the trust's stake in both. Elsewhere, we reduced the trust's reliance on hedging to manage duration. However, as Treasuries trailed other sectors, the trust benefited by selling Treasury futures contracts short.

LOOKING AHEAD TO RISING INTEREST RATES
We plan to maintain the trust's slightly short duration on the expectation that interest rates will rise gradually as job gains fuel the economy while high oil prices keep growth somewhat in check. In this environment, we expect to continue to boost our stake in higher-yielding bonds.

/s/ Maureen G. Newman

Maureen G. Newman has been the portfolio manager of Colonial Investment Grade Municipal Trust since January 2002. Ms. Newman has managed various other municipal funds for Columbia Management Advisors, Inc. or its predecessors since May 1996.

Past performance is no guarantee of future investment results. Current performance may be higher or lower than performance data shown.

Tax-exempt investing offers current tax-free income, but it also involves certain risks. The value of the trust shares will be affected by interest rate changes and the creditworthiness of issues held in the trust. Investing in high-yield securities offers the potential for high current income and attractive total return, but involves certain risks. Lower-rated bond risks include default of the issuer and rising interest rates. Interest income from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations.

-------------
2  Holdings are disclosed as of May 31, 2004, and are subject to change.

INVESTMENT PORTFOLIO

May 31, 2004 (Unaudited)


MUNICIPAL BONDS - 97.0%                PAR ($)    VALUE ($)
-----------------------------------------------------------
EDUCATION - 7.2%

EDUCATION - 5.2%
AL University of South Alabama,
   Series 1999,
     (a) 11/15/18                    2,500,000    1,230,750
FL Broward County Educational Facilities
   Authority, Nova Southeastern,
   Series 2004 B,
     5.500% 04/01/24                   155,000      153,878
IL Chicago, State University Auxiliary
   Facilities, Series 1998,
     5.500% 12/01/23                 1,085,000    1,181,945
MA State Development Finance Agency,
   Western New England College,
     6.125% 12/01/32                   315,000      314,786
MN University of Minnesota:
   Series 1996 A,
     5.750% 07/01/14                   500,000      568,265
   Series 1999 A,
     5.500% 07/01/21                 2,000,000    2,201,340
NY St. Lawrence County Industrial
   Development Agency,
   St. Lawrence University, Series 1998 A,
     5.500% 07/01/13                 1,465,000    1,611,368
TX Texas Tech University,
   Series 1999,
     5.000% 02/15/29                 2,500,000    2,437,475
                                                -----------
                               Education Total    9,699,807
                                                -----------

PREP SCHOOL - 1.1%
MA State Industrial Finance Agency,
   Tabor Academy, Series 1998,
     5.400% 12/01/28                 1,000,000      987,950
MO State Health & Educational
   Facilities Authority, Central Institute

   for the Deaf, Series 1999,
     5.850% 01/01/22                   600,000      631,362
NH State Business Finance Authority,
   Proctor Academy,
   Series 1998 A,
     5.400% 06/01/17                   410,000      417,142
                                                -----------
                             Prep School Total    2,036,454
                                                -----------

STUDENT LOAN - 0.9%
NE Nebhelp, Inc., Series 1993 A-6, AMT,
     6.450% 06/01/18                 1,500,000    1,609,545
                                                -----------
                            Student Loan Total    1,609,545
                                                -----------
                               EDUCATION TOTAL   13,345,806
                                                -----------

-----------------------------------------------------------
HEALTH CARE - 14.5%
CONGREGATE CARE RETIREMENT - 2.0%
CA La Verne Certificates
of Participation,
   Brethren Hillcrest Home,
   Series 2003 B,
     6.625% 02/15/25                   350,000      351,820




                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
CT State Development Authority,
   Elim Park Baptist, Inc.,
   Series 2003,
     5.750% 12/01/23                   250,000      251,818
FL Capital Projects Finance Authority,
   Glenridge on Palmer Ranch,
   Series 2002 A,
     8.000% 06/01/32                   500,000      491,610
GA Fulton County Residential Care Facilities,
   Canterbury Court, Series 2004 A,
     6.125% 02/15/34                   250,000      242,522
HI State Department of Budget & Finance,
   Kahala Nui Project,
   Series 2003 A:
     7.875% 11/15/23                   250,000      247,517
     8.000% 11/15/33                   250,000      248,375
IL State Health Facilities Authority,
   Washington and Jane Smith Community,
   Series 2003 A,
     7.000% 11/15/32                   250,000      244,233
MD Westminster Economic Development,
   Carroll Lutheran Village,
   Series 2004 A,
     5.875% 05/01/21                   500,000      491,615
NJ Economic Development Authority,
   First Mortgage, Winchester Gardens,
   Series 2004 A,
     5.800% 11/01/31                   250,000      239,865
PA Delaware County Authority,
   Dunwoody Village, Inc.,
   Series 2003 A,
     5.375% 04/01/17                   250,000      255,540
TN Shelby County, Health, Education
   & Housing Facilities Board,
   Germantown Village,
   Series 2003 A,
     7.250% 12/01/34                   150,000      145,327
TX Abilene Health Facilities Development
   Corp., Sears Methodist Retirement
   Obligation Group,
   Series 2003 A,
     7.000% 11/15/33                   200,000      201,702
WI State Health & Educational Facilities
   Authority, Three Pillars Senior
   Communities, Series 2003,
     5.600% 08/15/23                   300,000      292,059
                                                -----------
              Congregate Care Retirement Total    3,704,003
                                                -----------

HEALTH SERVICES - 0.2%
MA State Health & Educational
   Facilities Authority, Civic Investments,
   Inc., Series 2002 A,
     9.000% 12/15/15                   250,000      280,933
                                                -----------
                         Health Services Total      280,933
                                                -----------





See notes to investment portfolio.

May 31, 2004 (Unaudited)


MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
HEALTH CARE - (CONTINUED)
HOSPITALS - 10.0%
AZ Yavapai County Industrial Development
   Authority Hospital Facilities,
   Yavapai Regional Medical Center,
   Series 2003 A,
     6.000% 08/01/33                   150,000      150,405
CA Health Facilities Financing,
   Catholic Healthcare West,
   Series 2004 I,
     4.950% 07/01/26                   200,000      198,972
CA Rancho Mirage Joint Powers,
   Eisenhower Medical Center,
     5.625% 07/01/29                 1,000,000      992,630
CA Statewide Communities
   Development Authority,
   Kaiser Permanente,
   Series 2004 I,
     3.450% 04/01/35                   250,000      237,428
CO Health Facilities Authority,
   National Jewish Medical & Research
   Center, Series 1998 B,
     5.375% 01/01/29                   250,000      224,710
FL Orange County Health Facilities Authority,
   Orlando Regional Healthcare System:
   Series 1996 C,
     6.250% 10/01/13                   720,000      842,133
   Series 1999,
     6.000% 10/01/26                   175,000      180,425
   Series 2002,
     5.750% 12/01/32                   150,000      152,012
FL South Broward Hospital District,
   Series 2002,
     5.625% 05/01/32                 1,000,000    1,024,970
IL Southwestern Illinois Development
   Authority, Anderson Hospital,
   Series 1999,
     5.375% 08/15/15                   380,000      380,756
IL State Development Finance Authority,
   Adventist Health System, Series 1999,
     5.500% 11/15/20                   900,000      910,953
IL State Health Facilities Authority,
   Swedish American Hospital, Series 2000,
     6.875% 11/15/30                   500,000      543,865
IN Health Facilities Financing Authority
   Hospital, Community Foundation
   Northwest, Series 2004 A,
     6.000% 03/01/34                   150,000      142,981
KS University Hospital Authority,
   Kansas University Health System,
   Series 2002,
     5.625% 09/01/32                   500,000      496,105
LA State Public Facilities Authority,
   Touro Infirmary, Series 1999 A,
     5.625% 08/15/29                   500,000      491,685





                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
MA State Health & Educational
   Facilities Authority:
   Milford-Whitinsville Regional,
   Series 1998 C,
     5.750% 07/15/13                   500,000      506,730
   South Shore Hospital,
   Series 1999 F,
     5.750% 07/01/29                 1,000,000    1,010,370
MD State Health & Higher Educational
   Facilities Authority:
   Adventist Healthcare,
   Series 2003 A:
     5.000% 01/01/16                   250,000      244,400
     5.750% 01/01/25                   250,000      247,605
   Lifebridge Health,
   Series 2004 A,
     5.125% 07/01/34                   500,000      482,950
   University of Maryland Medical System,
   Series 2000,
     6.750% 07/01/30                   250,000      281,005
MI Flint Hospital Building Authority,
   Hurley Medical Center, Series 1998 B,
     5.375% 07/01/28                   250,000      238,782
MI State Hospital Finance Authority,
   Oakwood Obligated Group,
   Series 2003,
     5.500% 11/01/18                   400,000      410,932
MN St. Paul Housing & Redevelopment
   Authority, HealthEast, Inc.:
   Series 1993 B,
     6.625% 11/01/17                   240,000      241,147
   Series 1997 A,
     5.700% 11/01/15                   250,000      239,045
NH Health &Education Facilities Authority,
   Catholic Medical Center, Series 1989,
     6.125% 07/01/32                   500,000      500,150
NJ Health Care Facilities,
   Capital Health System, Inc.,
   Series 2003 A,
     5.750% 07/01/23                   350,000      355,925
NV Henderson, Catholic Healthcare West:
   Series 1998,
     5.375% 07/01/26                   250,000      230,710
   Series 1999 A,
     6.750% 07/01/20                   500,000      534,205
NY New York State Dormitory Authority:
   North Shore Long Island Jewish
   Medical Center, Series 2003,
     5.500% 05/01/33                   100,000       99,851
   Winthrop/South Nassau Hospital,
   Series 2003,
     5.500% 07/01/23                   150,000      151,594





See notes to investment portfolio.

May 31, 2004 (Unaudited)



MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
HEALTH CARE - (CONTINUED)

HOSPITALS (CONTINUED)
OH Lakewood Hospital Improvement,
   Lakewood Hospital Association,
   Series 2003,
     5.500% 02/15/14                   385,000      406,475
RI State Health & Educational Building Corp.,
   Hospital Financing,
   Lifespan Obligation Group,
     6.375% 08/15/21                   500,000      520,175
SC Jobs Economic Development Authority,
   Bon Secours Health Systems, Inc.,
   Series 2002 A,
     5.500% 11/15/23                   500,000      483,755
SC Lexington County Health Services
   District, Inc., Hospital Revenue,
     5.500% 11/01/23                   500,000      502,165
TN Metropolitan Government, Nashville
   & Davidson Counties, Meharry
   Medical College, Series 1996,
     6.000% 12/01/16                 1,575,000    1,794,240
TX Comal County Health Facilities
   Development, McKenna Memorial,
   Series 2002 A,
     6.250% 02/01/32                   500,000      500,940
VA Augusta County Industrial Development
   Authority, Augusta Health Care, Inc.,
   Series 2003,
     5.250% 09/01/19                 1,000,000    1,039,410
WI State Health & Educational
   Facilities Authority:
   Aurora Health Care, Inc.,
   Series 2003,
     6.400% 04/15/33                   175,000      180,260
   Fort Healthcare, Inc.,
     5.375% 05/01/18                   385,000      376,318
                                                -----------
                               Hospitals Total   18,549,169
                                                -----------

INTERMEDIATE CARE FACILITIES - 0.2%
IL State Development Finance Authority,
   Hoosier Care, Inc., Series 1999 A,
     7.125% 06/01/34                   465,000      377,496
                                                -----------
            Intermediate Care Facilities Total      377,496
                                                -----------

NURSING HOMES - 2.1%
AK Juneau, St. Ann's Care Center,
   Series 1999,
     6.875% 12/01/25                   500,000      502,870
CO Health Care Facilities Authority,
   Pioneer Health Care, Series 1989,
     10.500% 05/01/19                1,540,000    1,306,967
DE State Economic Development Authority,
   Churchman Village Project, Series 1991 A,
     10.000% 03/01/21                  885,000      933,560





                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
PA Chester County Industrial Development
   Authority, RHA/Pennsylvania Nursing Home,
   Series 2002,
     8.500% 05/01/32                   755,000      719,085
PA Delaware County Authority,
   Main Line and Haverford Nursing,
   Series 1992,
     9.000% 08/01/22 (b)               565,000      339,000
WI State Health & Educational Facilities
   Authority, Metro Health Foundation, Inc.,
   Series 1993,
     11.000% 11/01/22 (b)            1,300,000      169,000
                                                -----------
                           Nursing Homes Total    3,970,482
                                                -----------
                             HEALTH CARE TOTAL   26,882,083
                                                -----------

-----------------------------------------------------------
HOUSING - 3.2%
ASSISTED LIVING/SENIOR - 0.5%
NY Suffolk County Industrial
   Development Agency,
   Civic Facility, Gurwin Jewish Phase II,
   Series 2004,
     6.700% 05/01/39                   500,000      499,930
TX Bell County Health Facilities
   Development Corp., Care Institute, Inc.,
   Series 1994,
     9.000% 11/01/24                   470,000      423,743
                                                -----------
                  Assisted Living/Senior Total      923,673
                                                -----------

MULTI-FAMILY - 2.6%
AZ Maricopa County Industrial
   Development Authority,
   National Health Facilities II Project,
     5.100% 01/01/33                 2,500,000    2,463,600
FL Broward County Housing Finance
   Authority, Chaves Lake Apartment Project,
   Series 2000, AMT,
     7.500% 07/01/40                   500,000      490,150
FL Clay County Housing Finance Authority,
   Madison Commons Apartments,
   Series 2000 A, AMT,
     7.450% 07/01/40                   250,000      246,585
MN White Bear Lake, Birch Lake
   Townhome Project:
   Series 1989 A, AMT,
     10.250% 07/15/19                  775,000      775,542
   Series 1989 B,
     (a) 07/15/19                      669,000      325,408
NJ Middlesex County Improvement
   Authority, Street Student Housing
   Project, Series 2004 A,
     5.000% 08/15/18                   300,000      300,453
Resolution Trust Corp.,
   Pass Through Certificates,
   Series 1993 A,
     9.750% 12/01/16 (c)               227,741      218,303
                                                -----------
                            Multi-Family Total    4,820,041
                                                -----------




See notes to investment portfolio.

May 31, 2004 (Unaudited)



MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
HOUSING - (CONTINUED)
SINGLE FAMILY - 0.1%
CO State Housing Finance Authority,
   Series 2000 B-2, AMT,
     7.250% 10/01/31                   130,000      131,842
IL Chicago, Series 2000 A, AMT,
     7.150% 09/01/31                    75,000       75,755
                                                -----------
                           Single Family Total      207,597
                                                -----------
                                 HOUSING TOTAL    5,951,311
                                                -----------

-----------------------------------------------------------
INDUSTRIAL - 1.6%
FOOD PRODUCTS - 0.6%
NE Washington County Waste Water Facilities,
   Cargill, Inc., Series 2002, AMT,
     5.900% 11/01/27                 1,000,000    1,037,700
                                                -----------
                           Food Products Total    1,037,700
                                                -----------

FOREST PRODUCTS - 0.5%
AL Camden Industrial Development Board,
   Weyerhaeuser Co.,
   Series 2003 B, AMT,
     6.375% 12/01/24                   275,000      286,635
FL Escambia County Environmental
   Improvement, International Paper,
   Series 2003 A, AMT,
     5.750% 11/01/27                   250,000      241,265
MN International Falls, Boise Cascade Corp.,
   Series 1999, AMT,
     6.850% 12/01/29                   500,000      497,550
                                                -----------
                         Forest Products Total    1,025,450
                                                -----------

MANUFACTURING - 0.1%
MO State Development Finance Board,
   Procter & Gamble Co., Series 1999, AMT,
     5.200% 03/15/29                   250,000      249,635
                                                -----------
                           Manufacturing Total      249,635
                                                -----------

OIL & GAS - 0.4%
NV Clark County Industrial Development,
   Southwest Gas Corp.,
   Series 2003 E, AMT,
     5.800% 03/01/38                   250,000      263,660
TX Gulf Coast Industrial Development
   Authority, Citgo Petroleum,
   Series 1998, AMT,
     8.000% 04/01/28                   250,000      260,843
VI Public Finance Authority,
   Hovensa Refinery, AMT,
     6.125% 07/01/22                   200,000      205,904
                                                -----------
                               Oil & Gas Total      730,407
                                                -----------
                              INDUSTRIAL TOTAL    3,043,192
                                                -----------




                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
OTHER - 6.9%
OTHER - 0.3%
NY Convention Center,
   Yale Building Project, Series 2003,
     (a) 06/01/08                      700,000      581,217
                                                -----------
                                   Other Total      581,217
                                                -----------

POOL/BOND BANK - 0.8%
FL State Municipal Loan Council,
   Series 2000 A,
     (a) 04/01/21                      520,000      216,679
KS State Development Finance Authority,
   Water Pollution Control,
     5.500% 11/01/17                 1,125,000    1,248,199
                                                -----------
                          Pool/Bond Bank Total    1,464,878
                                                -----------

REFUNDED/ESCROWED (d) - 4.9%
CA San Joaquin Hills Transportation
   Corridor Agency, Series 1993,
     (a) 01/01/23                    5,250,000    1,977,990
CA State Educational Facilities Authority,
   Santa Clara University, Series 1996,
     5.000% 09/01/15                   800,000      866,760
CT State Special Tax Obligation
   Infrastructure, Series 2001 A,
     5.375% 10/01/16                   500,000      556,550
DC District of Columbia,
   Series 1999 A,
     5.375% 06/01/18                   360,000      399,622
DE State Economic Development
   Authority, Osteopathic Hospital
   Association of Delaware,
   Series 1992 A,
     9.500% 01/01/22                   205,000      210,617
FL Orange County Health Facilities
   Authority, Orlando Regional Healthcare
   System, Series 1996 C,
     6.250% 10/01/13                 1,740,000    2,060,908
NC Lincoln County, Lincoln County
   Hospital, Series 1991,
     9.000% 05/01/07                    65,000       72,706
NC State Municipal Power Agency,
   Catawba No. 1, Series 1986,
     5.000% 01/02/20                 1,670,000    1,745,785
NY New York,
   Series 1996 A,
     7.000% 08/01/07                    80,000       89,404
TN Shelby County, Health, Education
   & Housing Facilities Board,
   Open Arms Development Center:
   Series 1992 A,
     9.750% 08/01/19                   415,000      509,279
   Series 1992 C,
     9.750% 08/01/19                   415,000      507,943
                                                -----------
                       Refunded/Escrowed Total    8,997,564
                                                -----------






See notes to investment portfolio.

May 31, 2004 (Unaudited)



MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
OTHER - (CONTINUED)
TOBACCO - 0.9%
CA Golden State Tobacco Securitization
   Authority:
   Series 2003 A-1,
     6.250% 06/01/33                   750,000      674,595
   Series 2003 B,
     5.500% 06/01/43                   500,000      484,410
SC Tobacco Settlement Revenue
   Management Authority, Series 2001 B,
     6.375% 05/15/28                   400,000      344,348
WI Badger Tobacco Asset Securitization Corp.,
   Series 2002,
     6.375% 06/01/32                   250,000      212,163
                                                -----------
                                 Tobacco Total    1,715,516
                                                -----------
                                   OTHER TOTAL   12,759,175
                                                -----------

-----------------------------------------------------------
OTHER REVENUE - 0.9%
RECREATION - 0.9%
DC District of Columbia,
   Smithsonian Institute, Series 1997,
     5.000% 02/01/28                 1,000,000      975,270
FL Capital Trust Agency,
   Seminole Tribe Convention Center,
   Series 2002 A,
     10.000% 10/01/33 (c)              500,000      601,470
                                                -----------
                              Recreation Total    1,576,740
                                                -----------
                           OTHER REVENUE TOTAL    1,576,740
                                                -----------

-----------------------------------------------------------
RESOURCE RECOVERY - 1.5%
DISPOSAL - 0.8%
IL Development Finance Authority,
   Waste Management, Inc.,
   Series 1997, AMT,
     5.050% 01/01/10                   500,000      510,715
MA State Industrial Finance Agency,
   Peabody Monofill Associates, Inc.,
   Series 1995,
     9.000% 09/01/05                    80,000       81,986
MI State Strategic Fund, Waste Management,
   Series 1995, AMT,
     5.200% 04/01/10                   500,000      513,970
OH State Solid Waste,
   Republic Services, AMT,
     4.250% 04/01/33                   500,000      471,100
                                                -----------
                                Disposal Total    1,577,771
                                                -----------

RESOURCE RECOVERY - 0.7%
MA State Industrial Finance Agency,
   Ogden Haverhill Project,
   Series 1998 A, AMT,
     5.450% 12/01/12                 1,250,000    1,226,063
                                                -----------
                       Resource Recovery Total    1,226,063
                                                -----------
                       RESOURCE RECOVERY TOTAL    2,803,834
                                                -----------



                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
TAX-BACKED - 40.6%
LOCAL APPROPRIATED - 2.6%
CA Compton Certificates of Participation,
   Civic Center & Capital Improvement,
   Series 1997 A,
     5.500% 09/01/15                   500,000      509,540
CA Los Angeles County, Series 1999 A,
     (a) 08/01/21                    2,135,000      845,033
MN Andover Economic Development
   Authority, Andover Community Center,
     5.000% 02/01/19                   600,000      594,420
MN Hibbing Economic Development
   Authority, Series 1997,
     6.400% 02/01/12                   335,000      341,345
MO Development Finance Board,
   St. Louis Convention Center,
   Series 2000 C,
     (a) 07/15/18                      300,000      146,625
SC Berkeley County School District,
   Series 2003,
     5.000% 12/01/28                   500,000      476,320
SC Dorchester County School District
   No. 002, Growth Remedy Opportunity,
   Series 2004,
     5.250% 12/01/29                   250,000      240,820
TX Houston Independent School District,
   Public Facilities Corp., Series 1998 A,
     (a) 09/15/13                    2,500,000    1,634,850
                                                -----------
                      Local Appropriated Total    4,788,953
                                                -----------

LOCAL GENERAL OBLIGATIONS - 18.2%
AK North Slope Borough, Series 2001 A,
     (a) 06/30/12                    2,000,000    1,403,700
CA Las Virgenes Unified School District,
   Series 2001 C,
     (a) 11/01/22                    1,210,000      450,084
CA Modesto High School District,
   Stanislaus County, Capital Appreciation,
   Series 2002 A,
     (a) 08/01/19                    1,350,000      615,802
CA Pomona Unified School District,
   Series 2000 A,
     6.450% 08/01/22                 1,000,000    1,204,240
CA Vallejo City Unified School District,
   Series 2002 A,
     5.900% 08/01/25                 2,000,000    2,264,420
CA West Contra Costa Unified School
   District, Series 2001 B,
     6.000% 08/01/24                   250,000      287,418
CO El Paso County School District No. 11,
   Colorado Springs, Series 1996,
     7.125% 12/01/19                 1,870,000    2,403,249




See notes to investment portfolio.

May 31, 2004 (Unaudited)


MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
TAX-BACKED - (CONTINUED)
LOCAL GENERAL OBLIGATIONS (CONTINUED)
CO Highlands Ranch Metropolitan District,
   Series 1996,
     6.500% 06/15/11                 1,375,000    1,617,481
IL Chicago:
   Series 1995 A-2,
     6.250% 01/01/14                 1,480,000    1,731,467
   Series 1999,
     5.500% 01/01/23                 1,000,000    1,086,700
   Series 2001 A,
     (a) 01/01/15                    3,000,000    1,800,270
IL Chicago Board of Education,
   Series 1998 B-1:
     (a) 12/01/11                    1,000,000      728,540
     (a) 12/01/21                    2,000,000      787,340
IL Hoffman Estates Park District,
   Debt Certificates,
     5.000% 12/01/16                   500,000      511,910
IL St. Clair County,
   Series 1999,
     (a) 10/01/16                    2,000,000    1,088,560
IL St. Clair County Public Building
   Commission, Series 1997 B,
     (a) 12/01/13                    2,000,000    1,300,520
IL Will County School District No. 17,
   Series 2001,
     8.500% 12/01/15                 1,400,000    1,911,686
MI Garden City School District, Series 2001,
     5.500% 05/01/16                   325,000      349,544
MI St. John's Public School, Series 1998,
     5.100% 05/01/25                 1,000,000    1,025,960
NY New York City:
   Series 1996 A,
     7.000% 08/01/07                 1,920,000    2,106,605
   Series 2003 J,
     5.500% 06/01/18                   500,000      526,100
OH Kenston Local School District,
   Series 2003,
     5.000% 12/01/23                 1,000,000    1,009,380
TX Brenham, Certificates of Obligation,
   Series 2001,
     5.375% 08/15/16                 1,040,000    1,108,640
TX Dallas County Flood Control
   District, Series 2002,
     7.250% 04/01/32                   500,000      506,150
TX Houston Independent School District,
   Series 1999 A,
     4.750% 02/15/22                 5,000,000    4,865,350
TX La Joya Independent School District,
   Series 1998,
     5.500% 02/15/12                 1,000,000    1,078,070
                                                -----------
               Local General Obligations Total   33,769,186
                                                -----------




                                       PAR ($)    VALUE ($)
------------------------------------------------------------
SPECIAL NON-PROPERTY TAX - 4.7%
CA San Diego Redevelopment Agency,
   Capital Appreciation Tax Allocation Center,
   Series 2001,
     (a) 09/01/21                    3,725,000    1,475,137
FL Tampa Sports Authority,
   Tampa Bay Arena Project, Series 1995,
     5.750% 10/01/25                 1,000,000    1,111,660
NM Dona Ana County, Series 1998,
     5.500% 06/01/15                 1,000,000    1,111,780
NY New York City Transitional
   Finance Authority,
   Series 1998 A,
     5.000% 11/15/26                 1,960,000    1,931,345
NY State Local Government
   Assistance Corp.,
   Series 1993 E,
     5.000% 04/01/21                 3,000,000    3,079,080
                                                -----------
                Special Non-Property Tax Total    8,709,002
                                                -----------

SPECIAL PROPERTY TAX - 0.8%
CA Huntington Beach Community
   Facilities District, Grand Coast
   Resort, Series 2001,
     6.450% 09/01/31                   300,000      305,604
CA Oakdale Public Financing Authority
   Tax Allocation, Central
   Redevelopment Project,
     5.375% 06/01/33                   500,000      471,670
FL Celebration Community Development
   District, Special Assessment,
   Series 2003 A,
     6.400% 05/01/34                   250,000      253,370
FL Double Branch Community
   Development District,
   Series 2002 A,
     6.700% 05/01/34                   335,000      350,956
FL Lexington Oaks Community
   Development District,
   Series 1998 B,
     5.500% 05/01/05                     5,000        5,016
                                                -----------
                    Special Property Tax Total    1,386,616
                                                -----------

STATE APPROPRIATED - 8.5%
IN State Office Building Commission,
   Women's Prison, Series 1995 B,
     6.250% 07/01/16                 2,820,000    3,310,088
KY State Property & Buildings Commission,
   Project No. 73, Series 2001,
     5.500% 11/01/14                   455,000      501,274




See notes to investment portfolio.

May 31, 2004 (Unaudited)


MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
TAX-BACKED - (CONTINUED)
STATE APPROPRIATED (CONTINUED)
NY State Dormitory
Authority:
   City University, Series 1993 A,
     5.750% 07/01/18                 5,000,000    5,682,150
   Mental Health Services,
   Series 1998 C,
     5.000% 02/15/11                 1,485,000    1,571,813
   State University,
   Series 2000 C,
     5.750% 05/15/17                 1,000,000    1,136,530
NY State Urban Development Corp.,
     5.600% 04/01/15                 1,000,000    1,105,370
UT State Building Ownership Authority,
   Facilities Master Lease,
   Series 1998 C,
     5.500% 05/15/19                 1,750,000    1,924,982
WV State Building Commission,
   Series 1998 A,
     5.375% 07/01/18                   500,000      542,000
                                                -----------
                      State Appropriated Total   15,774,207
                                                -----------

STATE GENERAL OBLIGATIONS - 5.8%
CA State:
   Series 1995,
     5.750% 03/01/19                    70,000       72,290
   Series 2004,
     5.000% 02/01/21                 1,000,000      998,810
DC District of Columbia,
   Series 1999 A,
     5.375% 06/01/18                   890,000      940,819
MA State, Series 1998 C,
     5.250% 08/01/17                 1,000,000    1,070,780
NJ State, Series 2001,
     5.250% 07/01/16                 2,000,000    2,181,560
PR Commonwealth of Puerto Rico:
   Series 2004 A,
     5.000% 07/01/30                   300,000      314,004
   Aqueduct & Sewer Authority:
   Series 1995:
     6.250% 07/01/12                 1,000,000    1,178,790
     6.250% 07/01/13                   750,000      888,210
   Series 2001,
     5.500% 07/01/17                 1,000,000    1,119,140
TX State, Series 1999 ABC,
     5.500% 08/01/35                 2,000,000    2,063,640
                                                -----------
               State General Obligations Total   10,828,043
                                                -----------
                              TAX-BACKED TOTAL   75,256,007
                                                -----------

-----------------------------------------------------------
TRANSPORTATION - 6.9%
AIR TRANSPORTATION - 1.9%
CA Los Angeles Regional Airport
   Improvement Corp.,
   American Airlines, Inc.,
   Series 2000 C, AMT,
     7.500% 12/01/24                   750,000      642,577




                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
IL Chicago O'Hare International Airport,
   United Airlines, Inc., Series 2000 A, AMT,
     6.750% 11/01/11 (b)               800,000      266,280
KY Kenton County Airport Board,
   Delta Air Lines, Inc.,
   Series 1992 A, AMT,
     7.500% 02/01/12                   250,000      212,610
MN Minneapolis & St. Paul Metropolitan
   Airport Commission, Northwest Airlines,
   Series 2001 A, AMT,
     7.000% 04/01/25                   350,000      309,039
NC Charlotte, US Airways, Inc.:
   Series 1998, AMT,
     5.600% 07/01/27                   500,000      267,500
   Series 2000, AMT,
     7.750% 02/01/28                   500,000      357,365
NY Port Authority of New York &
   New Jersey, JFK International Air Terminal,
   Series 1997, AMT,
     6.250% 12/01/08                 1,000,000    1,104,380
TX Houston Industrial Development Corp.,
   Air Cargo, Perot Development,
   Series 2002, AMT,
     6.000% 03/01/23                   390,017      388,563
                                                -----------
                      Air Transportation Total    3,548,314
                                                -----------

AIRPORTS - 0.6%
MA State Port Authority,
   Series 1999, IFRN,
     10.000% 07/01/29 (e)            1,000,000    1,110,990
                                                -----------
                                Airports Total    1,110,990
                                                -----------

TOLL FACILITIES - 2.8%
CA Foothill/Eastern Transportation
   Corridor Agency, Series 1995 A,
     5.000% 01/01/35                 1,000,000      869,360
CA San Joaquin Hills Transportation
   Corridor Agency, Series 1997 A,
     (a) 01/15/15                    2,000,000    1,205,420
CO Northwest Parkway Public Highway
   Authority, First Tier,
   Series 2001 D,
     7.125% 06/15/41                   500,000      518,105
CO State Public Highway Authority,
   E-470, Series 1997 B,
     (a) 09/01/11                    2,000,000    1,474,200
NH State Turnpike Systems,
   Series 1991 C, IFRN,
     12.716% 11/01/17 (e)            1,000,000    1,234,780
                                                -----------
                         Toll Facilities Total    5,301,865
                                                -----------



See notes to investment portfolio.

May 31, 2004 (Unaudited)


MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
TRANSPORTATION - (CONTINUED)
TRANSPORTATION - 1.6%
IL Regional Transportation Authority,
   Series 1994 C,
     7.750% 06/01/20                 1,000,000    1,337,740
NV State Department of Business & Industry,
   Las Vegas Monorail Project,
   Series 2000:
     7.375% 01/01/30                   250,000      247,788
     7.375% 01/01/40                   250,000      244,578
OH Toledo-Lucas County Port Authority,
   CSX Transportation, Inc., Series 1992,
     6.450% 12/15/21                 1,000,000    1,079,330
                                                -----------
                          Transportation Total    2,909,436
                                                -----------
                          TRANSPORTATION TOTAL   12,870,605
                                                -----------

-----------------------------------------------------------
UTILITIES - 13.7%
INDEPENDENT POWER PRODUCERS - 0.7%
MI Midland County Economic Development
   Corp., Series 2000, AMT,
     6.875% 07/23/09                   600,000      619,050
NY New York City Industrial
   Development Agency,
   Brooklyn Navy Yard Partners,
   Series 1997, AMT,
     5.650% 10/01/28                   200,000      177,560
PA Carbon County Industrial Development
   Authority, Panther Creek Partners,
   Series 2000, AMT,
     6.650% 05/01/10                   140,000      149,848
PR Commonwealth of Puerto Rico Industrial,
   Educational, Medical & Environmental
   Cogeneration Facilities, AES Project,
   Series 2000, AMT,
     6.625% 06/01/26                   320,000      331,581
                                                -----------
             Independent Power Producers Total    1,278,039
                                                -----------

INVESTOR OWNED - 6.7%
AZ Maricopa County Pollution Control
   Revenue, El Paso Electric Co.,
   Series 2002 A,
     6.250% 05/01/37                   500,000      517,745
CA Chula Vista Industrial Development
   Authority, San Diego Gas & Electric,
   Series 1996 B, AMT,
     5.500% 12/01/21 (f)               625,000      633,775
FL Polk County Industrial Development
   Authority, Tampa Electric Co.,
   Series 1996, AMT,
     5.850% 12/01/30                   500,000      486,810
IN Petersburg, Indiana Power & Light Co.,
   Series 1993 B,
     5.400% 08/01/17                 2,500,000    2,695,800
MI State Strategic Fund, Detroit Edison Co.,
   Series 1998 A, AMT,
     5.550% 09/01/29                 3,000,000    3,059,820




                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
MS State Business Finance Corp.,
   Systems Energy Resources Project,
   Series 1998,
     5.875% 04/01/22                 1,000,000    1,003,000
MT Forsyth Pollution Control,
   Portland General, Series 1998 A,
     5.200% 05/01/33                   150,000      155,870
OH State Air Quality Development Authority,
   Cleveland Electric Illumination,
   Series 2002 A,
     6.000% 12/01/13                   650,000      665,633
TX Brazos River Authority, Pollution Control,
   TXU Electric Co.:
   Series 1999, AMT,
     7.700% 04/01/33                   250,000      283,233
   Series 2001, AMT,
     5.750% 05/01/36                   125,000      130,931
   Series 2003 C, AMT,
     6.750% 10/01/38                   375,000      393,484
TX Matagorda County Navigation
   District No.1,
   Houston Light & Power Co.,
   Series 1997, AMT,
     5.125% 11/01/28                 2,000,000    1,968,700
WY Converse County Pollution Control,
   Pacificorp, Series 1988,
     3.900% 01/01/14                   500,000      468,670
                                                -----------
                          Investor Owned Total   12,463,471
                                                -----------

JOINT POWER AUTHORITY - 2.5%
MA Municipal Wholesale Electric Co.,
   Power Supply System, Project 6-A,
     5.250% 07/01/14                 1,000,000    1,079,650
NC Eastern Municipal Power Agency,
   Series 2003,
     5.500% 01/01/16                   285,000      297,876
NC State Municipal Power Agency,
   Catawba Electric No. 1:
   Series 1998 A,
     5.500% 01/01/15                   640,000      705,907
   Series 2003 A,
     5.250% 01/01/18                 2,500,000    2,628,650
                                                -----------
                   Joint Power Authority Total    4,712,083
                                                -----------

MUNICIPAL ELECTRIC - 1.2%
CA State Water Resources Authority,
   Series 2002 A,
     5.500% 05/01/14                 1,000,000    1,101,130
NC University of North Carolina at
   Chapel Hill, Series 1997,
     (a) 08/01/14                    1,000,000      630,300
NE Public Power District, Series 1998 A,
     5.250% 01/01/11                   500,000      538,785
                                                -----------
                      Municipal Electric Total    2,270,215
                                                -----------




See notes to investment portfolio.

May 31, 2004 (Unaudited)



MUNICIPAL BONDS (CONTINUED)            PAR ($)    VALUE ($)
-----------------------------------------------------------
UTILITIES - (CONTINUED)
WATER & SEWER - 2.6%
GA Atlanta, Series 1993,
     5.500% 11/01/22 (g)             1,000,000    1,095,250
MS V Lakes Utility District,
     8.250% 07/15/24                   140,000      133,692
NY New York City Municipal
   Water Finance Authority,
   Water & Sewer System,
   Capital Appreciation, Series 1998 D,
     (a) 06/15/20                    3,900,000    1,779,453
WA King County, Series 1999,
     5.250% 01/01/30                 1,750,000    1,762,512
                                                -----------
                           Water & Sewer Total    4,770,907
                                                -----------
                               UTILITIES TOTAL   25,494,715
                                                -----------

TOTAL MUNICIPAL BONDS
   (cost of $174,959,123)                       179,983,468
                                                -----------

MUNICIPAL PREFERRED STOCKS - 0.6%
-----------------------------------------------------------
HOUSING - 0.6%
MULTI-FAMILY - 0.6%
Charter Municipal Mortgage
   Acceptance Co.:
     6.300% 04/30/19                   500,000      503,860
     AMT,
     7.600% 11/30/10 (c)               500,000      567,055
                                                -----------
                            Multi-Family Total    1,070,915
                                                -----------
                                 HOUSING TOTAL    1,070,915
                                                -----------

TOTAL MUNICIPAL PREFERRED STOCKS
   (cost of $1,000,000)                           1,070,915
                                                -----------

SHORT-TERM OBLIGATIONS - 1.5%
-----------------------------------------------------------
VARIABLE RATE DEMAND NOTES (H) - 1.5%
CO Denver Health & Hospital Authority,
   Series 2001 B,
     1.140% 12/01/31                   300,000      300,000
IL Health Facilities Authority,
   OSF Healthcare System,
     1.100% 11/15/27                   500,000      500,000
IL Quad Cities Regional Economic Development
   Authority, Two Rivers YMCA Project,
     1.140% 12/01/31                   300,000      300,000
IN Health Facilities Financing Authority,
   Fayette Memorial Hospital Association,
   Series 2002 A,
     1.140% 10/01/32                   800,000      800,000
MO State Health & Educational Facilities,
   Authority, Washington University,
   Series 1996 C,
     1.090% 09/01/30                 1,000,000    1,000,000
                                                -----------
   VARIABLE RATE DEMAND NOTES TOTAL               2,900,000
                                                -----------

TOTAL SHORT-TERM OBLIGATIONS
   (cost of $2,900,000)                           2,900,000
                                                -----------






                                                 VALUE ($)
-----------------------------------------------------------
TOTAL INVESTMENTS - 99.1%
   (cost of $178,859,123)(i)                    183,954,383
                                                -----------

OTHER ASSETS & LIABILITIES, NET - 0.9%            1,613,999
-----------------------------------------------------------
NET ASSETS* - 100.0%                            185,568,382
                                                ===========

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
*   Net assets represent both Common Shares and Auction Preferred Shares.
(a) Zero coupon bond.
(b) The issuer has filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants. Income is not being accrued. As of May 31, 2004, the value of these securities amounted to $774,280, which represents 0.4% of net assets.
(c) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004 these securities amounted to $1,386,828, which represents 0.7% of net assets.
(d) The Trust has been informed that this issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(e) Variable rate security. The interest rate shown reflects the rate as of May 31, 2004.
(f) Security purchased on a delayed delivery basis.
(g) A portion of this security with a market value of $1,051,440 pledged as collateral for open futures contracts.
(h) Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates as of May 31, 2004.
(i) Cost for federal income tax purposes is $178,575,023.

At May 31, 2004, the Trust held the following open short futures contracts:

                                                               UNREALIZED
                                AGGREGATE     EXPIRATION      APPRECIATION
      TYPE          VALUE      FACE VALUE         DATE       (DEPRECIATION)
----------------------------------------------------------------------------
10-Year U.S.
 Treasury Note  $23,952,750     $24,801,410     Jun-2004        $848,660
U.S. Long Bond   14,204,531      14,195,351     Sep-2004          (9,180)
                                                                --------
                                                                $839,480
                                                                --------

            ACRONYM                       NAME
-----------------------------------------------------------
              AMT                Alternative Minimum Tax
             IFRN              Inverse Floating Rate Note

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2004 (Unaudited)



ASSETS:

Investments, at cost                           $178,859,123
                                               ------------
Investments, at value                          $183,954,383
Cash                                                 75,861
Receivable for:
   Interest                                       2,793,062
   Futures variation margin                         191,078
Deferred Trustees' compensation plan                  9,090
                                               ------------
   Total Assets                                 187,023,474
                                               ------------

LIABILITIES:
Payable for:
   Investments purchased on a delayed
      delivery basis                                625,000
   Distributions--common shares                     656,013
   Distributions--preferred shares                   11,866
   Preferred shares remarketing commissions           2,879
   Investment advisory fee                           99,632
   Pricing and bookkeeping fees                      17,811
   Trustees' fees                                        35
   Custody fee                                        1,579
   Audit fee                                         25,270
   Transfer agent fee                                 4,706
Deferred Trustees' fees                               9,090
Other liabilities                                     1,211
                                               ------------
   Total Liabilities                              1,455,092
                                               ------------

Auction Preferred Shares (2,400 shares issued
   and outstanding at $25,000 per share)       $ 60,000,000
                                               ------------

COMPOSITION OF NET ASSETS
   APPLICABLE TO COMMON SHARES:
Paid-in capital--common shares                 $126,993,094
Undistributed net investment income                 696,410
Accumulated net realized loss                    (8,055,862)
Net unrealized appreciation on:
   Investments                                    5,095,260
   Futures contracts                                839,480
                                               ------------
Net assets at value applicable to 11,509,000
   common shares of beneficial interest
   outstanding                                 $125,568,382
                                               ============

Net asset value per common share               $      10.91
                                               ============




STATEMENT OF OPERATIONS

For the Six Months Ended May 31, 2004 (Unaudited)




INVESTMENT INCOME:

Interest                                       $  4,982,990
Dividends                                               351
                                               ------------
Total Investment Income                           4,983,341
                                               ------------

EXPENSES:

Investment advisory fee                             620,587
Transfer agent fee                                   24,678
Pricing and bookkeeping fees                         52,018
Trustees' fees                                        4,095
Preferred shares remarketing commissions             75,291
Custody fee                                           6,614
Other expenses                                       69,153
                                               ------------
   Total Expenses                                   852,436
Custody earnings credit                                (118)
                                               ------------
   Net Expenses                                     852,318
                                               ------------
Net Investment Income                             4,131,023
                                               ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain (loss) on:
   Investments                                      832,206
   Futures contracts                             (1,231,706)
                                               ------------
      Net realized loss                            (399,500)
                                               ------------
Net change in unrealized
   appreciation/depreciation on:
   Investments                                   (6,737,145)
   Futures contracts                                774,657
                                               ------------
      Net change in unrealized
        appreciation/depreciation                (5,962,488)
                                               ------------
Net Loss                                         (6,361,988)
                                               ------------
Net Decrease in Net Assets from Operations       (2,230,965)
                                               ------------

LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:
From net investment income                         (277,032)
                                               ------------
Net Decrease in Net Assets from Operations
   Applicable to Common Shares                 $ (2,507,997)
                                               ------------





See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                              (UNAUDITED)
                                                                                              SIX MONTHS
                                                                                                 ENDED           YEAR ENDED
                                                                                                MAY 31,         NOVEMBER 30,
INCREASE (DECREASE) IN NET ASSETS:                                                               2004               2003
---------------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
Net investment income                                                                         $  4,131,023       $  8,560,489
Net realized gain (loss) on investments and futures contracts                                     (399,500)           998,519
Net change in unrealized appreciation/depreciation on investments and futures contracts         (5,962,488)         3,799,175
                                                                                              ------------       ------------
Net Increase (Decrease) from Operations                                                         (2,230,965)        13,358,183
                                                                                              ------------       ------------

LESS DISTRIBUTIONS DECLARED TO PREFERRED SHAREHOLDERS:
From net investment income                                                                        (277,032)          (586,950)
                                                                                              ------------       ------------
Increase (Decrease) in Net Assets from Operations Applicable to Common Shares                   (2,507,997)        12,771,233
                                                                                              ------------       ------------

LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                                                      (3,890,042)        (7,854,896)
                                                                                              ------------       ------------
Net Increase (Decrease) in Net Assets Applicable to Common Shares                               (6,398,039)         4,916,337

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of period                                                                            131,966,421        127,050,084
                                                                                              ------------       ------------
End of period (including undistributed net investment income of
   $696,410 and $732,461, respectively)                                                       $125,568,382       $131,966,421
                                                                                              ------------       ------------

NUMBER OF TRUST SHARES:
Common Shares:
   Outstanding at end of period                                                                 11,509,000         11,509,000
                                                                                              ------------       ------------
Preferred Shares:
   Outstanding at end of period                                                                      2,400              2,400
                                                                                              ------------       ------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

May 31, 2004 (Unaudited)


NOTE 1. ORGANIZATION
Colonial Investment Grade Municipal Trust (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, closed-end management investment company.

INVESTMENT GOAL
The Trust seeks as high a level of after-tax return as is consistent with prudent risk, by pursuing current income generally exempt from ordinary federal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds.

TRUST SHARES
The Trust may issue an unlimited number of common shares. On August 26, 1999, the Trust issued 2,400 Auction Preferred Shares ("APS").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION
Debt securities generally are valued by a pricing service approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FUTURES CONTRACTS
The Trust may invest in municipal and U.S. Treasury futures contracts. The Trust may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Trust and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, Inc. of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded on the Trust's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Trust deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Trust equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Trust also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Trust recognizes a realized gain or loss when the contract is closed or expires.

DELAYED DELIVERY SECURITIES
The Trust may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices. The Trust identifies cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

INCOME RECOGNITION
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on ex-date.

May 31, 2004 (Unaudited)

FEDERAL INCOME TAX STATUS
The Trust intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable or tax-exempt income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Trust intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Trust should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to common shareholders are recorded on ex-date. Distributions to Auction Preferred shareholders are recorded daily and payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on May 31, 2004, was 1.07%. For the six months ended May 31, 2004, the Trust declared dividends to Auction Preferred shareholders amounting to $277,032, representing an average APS dividend rate of 0.93%.

NOTE 3. FEDERAL TAX INFORMATION
The tax character of distributions paid during the year ended November 30, 2003 was as follows: Distributions paid from:

   Tax-Exempt Income                             $8,411,303
   Ordinary Income*                                  30,543
   Long-Term Capital Gains                               --

  * For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at May 31, 2004, based on cost of investments for federal income tax purposes was:

   Unrealized appreciation                      $11,244,601
   Unrealized depreciation                       (5,865,241)
                                                -----------
      Net unrealized appreciation               $ 5,379,360
                                                -----------

The following capital loss carryforwards, determined as of November 30, 2003, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

              YEAR OF                 CAPITAL LOSS
            EXPIRATION                CARRYFORWARD
            ----------                ------------
               2008                    $2,403,657
               2010                     1,238,884
                                       ----------
                                       $3,642,541
                                       ----------

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

Columbia Management Advisors, Inc. ("Columbia") is the investment advisor to the Trust. Prior to April 1, 2004, Columbia was an indirect, wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"). Effective April 1, 2004, FleetBoston, including the Trust's investment advisor, was acquired by Bank of America Corporation ("BOA"). The acquisition did not change the way the Trust is managed, the investment personnel assigned to manage the Trust or the fees paid by the Trust.

INVESTMENT ADVISORY FEE
Columbia provides administrative and other services to the Trust in addition to investment advisory services. Columbia receives a monthly investment advisory fee at the annual rate of 0.65% of the Trust's average weekly net assets, including assets applicable to the APS.

PRICING AND BOOKKEEPING FEES
Columbia is responsible for providing pricing and bookkeeping services to the Trust under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees received to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Trust, Columbia receives from the Trust an annual flat fee of $10,000 paid monthly, and in any month that the Trust's average weekly net assets, including assets applicable to APS, exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average weekly net assets, including assets applicable to APS, of the Trust for that month. The Trust also pays additional fees for pricing services based on the number of securities held by the Trust. For the six months ended May 31, 2004, the Trust's annualized effective pricing and bookkeeping fee rate was 0.055%.

CUSTODY CREDITS
The Trust has an agreement with its custodian bank under which custody fees may be reduced by balance credits. The Trust could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES
The Trust pays no compensation to its officers, all of whom are employees of Columbia or its affiliates. The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

OTHER
Columbia provides certain services to the Trust related to Sarbanes-Oxley compliance. For the six months ended May 31, 2004, the Trust paid $744 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

May 31, 2004 (Unaudited)


NOTE 5. PORTFOLIO INFORMATION

For the six months ended May 31, 2004, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $14,925,849 and $14,164,707, respectively.

NOTE 6. PREFERRED SHARES

The Trust currently has outstanding 2,400 APS. The APS are redeemable at the option of the Trust on any dividend payment date at the redemption price of $25,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

Under the Act, the Trust is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the APS Agreement and in accordance with the guidelines prescribed by the APS' rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain APS. At May 31, 2004, there were no such restrictions on the Trust.

NOTE 7. DISCLOSURE OF SIGNIFICANT RISKS
AND CONTINGENCIES

GEOGRAPHIC CONCENTRATION
The Trust has greater than 5% of its total investments at May 31, 2004 invested in debt obligations issued by the states of California, Illinois, New York and Texas and their respective political subdivisions, agencies and public authorities. The Trust is more susceptible to economic and political factors adversely affecting issuers of the specific state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

HIGH-YIELD SECURITIES
Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent there is no established secondary market.

INDUSTRY FOCUS
The Trust may focus its investments in certain industries, subjecting it to greater risk than a trust that is more diversified.

LEGAL PROCEEDINGS
Columbia and Columbia Funds Distributor, Inc. ("CFDI"), and certain of their affiliates (collectively, "the Columbia Group") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds, as well as other industry wide issues. The Columbia Group has not uncovered any instances where Columbia or CFDI were knowingly involved in late trading of mutual fund shares.

On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against Columbia and CFDI, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney General ("NYAG") filed a civil complaint in New York Supreme Court, County of New York against Columbia and CFDI alleging that Columbia and CFDI had violated certain New York anti-fraud statutes. If either Columbia or CFDI is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor or distributor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could prevent Columbia, CFDI or any company that is an affiliated person of Columbia and CFDI from serving as an investment advisor or distributor for any registered investment company, including your fund. Your fund has been informed by Columbia and CFDI that, if these results occur, they will seek exemptive relief from the SEC to permit them to continue to serve as your fund's investment advisor and distributor. There is no assurance that such exemptive relief will be granted. On March 15, 2004, Columbia and CFDI entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, Columbia and CFDI agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring Columbia and CFDI to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review Columbia's and CFDI's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, the Columbia Group has agreed to reduce mutual fund fees by $80 million over a five-year period.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or FleetBoston (and affiliated entities). These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise noted):

                                                 (UNAUDITED)
                                                  SIX MONTHS                                                          PERIOD
                                                     ENDED                    YEAR ENDED NOVEMBER 30,                  ENDED
                                                    MAY 31,  -----------------------------------------------------  NOVEMBER 30,
                                                     2004         2003          2002         2001         2000       1999 (a)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $    11.47   $    11.04   $    11.06   $    10.55   $    10.31   $    11.49
                                                  ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                  0.36(b)       0.74(b)      0.78(b)(c)   0.75(b)      0.81(d)      0.58
Net realized and unrealized gain (loss) on
   investments and futures contracts                  (0.56)         0.42        (0.05)(c)     0.52         0.27        (1.12)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Total from Investment Operations                      (0.20)         1.16         0.73         1.27         1.08        (0.54)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS DECLARED TO
   PREFERRED SHAREHOLDERS:
From net investment income                            (0.02)        (0.05)       (0.08)       (0.16)       (0.22)       (0.05)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Total from Investment Operations
   Applicable to Common Shareholders                  (0.22)         1.11         0.65         1.11         0.86        (0.59)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS DECLARED TO
   COMMON SHAREHOLDERS:
From net investment income                            (0.34)        (0.68)       (0.67)       (0.60)       (0.60)       (0.52)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
LESS SHARE TRANSACTIONS:
Commission and offering costs--
   preferred shares                                      --            --           --           --        (0.02)       (0.07)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period                    $    10.91   $    11.47   $    11.04   $    11.06   $    10.55   $    10.31
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Market price per share--common shares             $     9.69   $    10.63   $    10.09   $    10.87   $     8.92   $     9.06
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Total return--based on market
   value--common shares (e)                            (5.83)%(f)   12.48%       (1.10)%      29.28%        5.20%      (14.64)%(f)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (g)(h)                                         1.30%(i)     1.31%        1.28%        1.28%        1.31%        1.03%(i)
Net investment income before
   preferred stock dividend (g)(h)                      6.32%(i)     6.57%        7.06%(c)     6.80%        7.91%        5.75%(i)
Net investment income after
   preferred stock dividend (g)(h)                      5.89%(i)     6.12%        6.38%(c)     5.38%        5.80%        5.26%(i)
Portfolio turnover rate                                    8%(f)       13%          10%          31%          23%          25%(f)
Net assets, end of period (000's)--
   common shares                                  $  125,568   $  131,966   $  127,050   $  127,273   $  121,366   $  118,660

(a)The Trust changed its fiscal year end from December 31 to November 30.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective December 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to increase the net investment income per share by $0.01, increase the net realized and unrealized loss per share by $0.01, increase the ratio of net investment income to average net assets from 6.98% to 7.06% and increase the ratio of net investment income (adjusted for dividend payments to preferred shareholders) from 6.30% to 6.38%. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.
(d)The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(e)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(f)Not annualized.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)Ratios reflect average net assets available to common shares only.
(i)Annualized.

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise noted):

                                                                             YEAR ENDED DECEMBER 31,
                                                   --------------------------------------------------------------------------
                                                     1998         1997         1996         1995         1994         1993
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $    11.43   $    10.87   $    11.05   $     9.93   $    11.05   $    10.96
                                                  ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                   0.60         0.62         0.63         0.64         0.67         0.79
Net realized and unrealized gain (loss)
   on investments and futures contracts                 0.07         0.58        (0.19)        1.11        (1.12)        0.09
                                                  ----------   ----------   ----------   ----------   ----------   ----------
   Total Income from Investment Operations              0.67         1.20         0.44         1.75        (0.45)        0.88
                                                  ----------   ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                             (0.61)       (0.64)       (0.62)       (0.63)       (0.67)       (0.79)
In excess of net investment income                        --(a)        --           --           --           --           --
                                                  ----------   ----------   ----------   ----------   ----------   ----------
   Total Distributions Declared to Shareholders        (0.61)       (0.64)       (0.62)       (0.63)       (0.67)       (0.79)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                    $    11.49   $    11.43   $    10.87   $    11.05   $     9.93   $    11.05
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Market price per share--common shares             $    11.19   $    10.56   $    10.13   $     9.88   $     9.25   $    10.75
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Total return--based on market value--
   common shares (b)                                   11.94%       10.76%        9.06%       13.87%       (8.12)%      (2.16)%
                                                  ----------   ----------   ----------   ----------   ----------   ----------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (c)                                            0.77%        0.83%        0.88%        1.08%        0.94%        0.87%
Net investment income (c)                               5.24%        5.63%        5.80%        6.08%        6.46%        7.08%
Portfolio turnover rate                                   24%          21%          20%          37%          34%          35%
Net assets, end of period (000's)--common shares  $  132,242   $  131,503   $  125,125   $  127,118   $  114,260   $  127,213

(a)Rounds to less than $0.01 per share.
(b)Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.
(c)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


ASSET COVERAGE REQUIREMENTS
                                                                            INVOLUNTARY
                                                    ASSET                   LIQUIDATING                 AVERAGE
                      TOTAL AMOUNT                 COVERAGE                 PREFERENCE               MARKET VALUE
                       OUTSTANDING                 PER SHARE                 PER SHARE                 PER SHARE
-------------------------------------------------------------------------------------------------------------------
05/31/04*             $60,000,000                  $77,320                   $25,005                   $25,000
11/30/03               60,000,000                   79,986                    25,004                    25,000
11/30/02               60,000,000                   77,937                    25,000                    25,000
11/30/01               60,000,000                   78,030                    25,005                    25,000
11/30/00               60,000,000                   75,569                    25,009                    25,000
11/30/99**             60,000,000                   74,444                    25,003                    25,000

*  Unaudited.
** On August 26, 1999, the Trust began offering Auction Preferred Shares.

SHAREHOLDER MEETING RESULTS

RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS

On May 26, 2004, the Annual Meeting of Shareholders of the Trust was held to conduct a vote for or against the approval of the following Items listed on the Trust's Proxy Statement for said Meeting. On March 10, 2004, the record date for the Meeting, the Trust had 11,509,000 common shares outstanding. The votes cast were as follows:

       PROPOSAL 1:

       ELECTION OF TRUSTEES:                    FOR                WITHHELD
------------------------------------------------------------------------------
       William E. Mayer                     10,181,502              339,171
       John J. Neuhauser                    10,339,419              181,253
       Patrick J. Simpson                   10,339,349              181,323
       Thomas C. Theobald                   10,329,315              191,358
       Richard L. Woolworth                 10,342,223              178,449


On March 10, 2004, the record date of the Meeting, the Trust had 2,400 preferred shares outstanding. The votes cast were as follows:

       PROPOSAL 2:

       ELECTION OF TRUSTEES:                     FOR               WITHHELD
------------------------------------------------------------------------------
       Douglas A. Hacker                       2,349                  51
       William E. Mayer                        2,349                  51
       John J. Neuhauser                       2,349                  51
       Patrick J. Simpson                      2,349                  51
       Thomas E. Stitzel                       2,349                  51
       Thomas C. Theobald                      2,349                  51
       Richard L. Woolworth                    2,349                  51

DIVIDEND REINVESTMENT PLAN

COLONIAL INVESTMENT GRADE MUNICIPAL TRUST

Pursuant to the Trust's Dividend Reinvestment Plan (the "Plan"), all shareholders whose shares are registered in their own names will have all distributions reinvested automatically in additional shares of the Trust by EquiServe (the "Plan Agent") unless a shareholder elects to receive cash. Shareholders whose shares are held in the name of a broker or nominee will have distributions reinvested automatically by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or the nominee or the shareholder elects to receive distributions in cash. If the service is not available, such distributions will be paid in cash. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee for details. All distributions to shareholders who elect not to participate in the Plan will be paid by check mailed directly to the shareholder of record on the record date therefore by the Plan Agent as the dividend disbursing agent.

Non-participants in the Plan will receive distributions in cash. Distributions payable to participants in the Plan will be applied by the Plan Agent, acting as agent for Plan participants, to the purchase of shares of the Trust. Such shares will be purchased by the Plan Agent at the then current market price of such shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to his account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account. A shareholder's notice of election to withdraw from the Plan must be received by the Plan Agent before the record date for a dividend in order to be given effect with respect to that dividend.

In the case of shareholders such as banks, brokers or nominees holding shares for others who are the beneficial owners of those shares, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder of record as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

There is no charge to Plan participants for reinvesting distributions. The Plan Agent's fees for the handling of the reinvestment of distributions will be paid by the Trust. Each participant in the Plan will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of distributions. Purchase orders from the participants in the Plan may be combined with those of other participants and the price paid by any particular participant may be the average of the price paid on various orders executed on behalf of groups of participants in the Plan.

The automatic reinvestment of distributions will not relieve participants of any income tax that may be payable on such dividends or distributions.

The Plan may be amended or terminated on 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed to EquiServe by mail at P.O. Box 43010, Providence, RI 02940-3010, or by phone at 1-800-730-6001.

TRANSFER AGENT


IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Investment Grade Municipal Trust is:

EquiServe
P.O. Box 43010
Providence, RI  02940-3010


The trust mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-730-6001. In addition, representatives at that number can provide shareholders information about the trust.

Financial advisors who want additional information about the trust may speak to a representative at 800-426-3750.

A description of the policies and procedures that the trust uses to determine how to vote proxies relating to its portfolio securities is available (i) without charge, upon request, by calling 800-730-6001 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

This report has been prepared for shareholders of Colonial Investment Grade Municipal Trust.

COLONIAL INVESTMENT GRADE MUNICIPAL TRUST      SEMIANNUAL REPORT

                                                130-03/058S-0504 (07/04) 04/1533

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable at this time.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees/Directors since those procedures were last disclosed in response to Item 7(d)(2)(ii)(G) of
Schedule 14A.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer, based on his evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable at this time.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)             Colonial Investment Grade Municipal Trust
            ------------------------------------------------------------------


By (Signature and Title) /s/ J. Kevin Connaughton
                        ------------------------------------------------------
                        J. Kevin Connaughton, President and Treasurer

Date                               August 3, 2004
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ J. Kevin Connaughton
                        ------------------------------------------------------
                         J. Kevin Connaughton, President and Treasurer

Date                                August 3, 2004
    --------------------------------------------------------------------------